INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL
Acquisition-related intangible assets consisted of the following as of January 31, 2025 and 2024:

	January 31, 2025
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$53,118	$(53,118)	$—
Distribution network	2,000	(2,000)	—
Total intangible assets	$55,118	$(55,118)	$—

	January 31, 2024
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$53,118	$(53,118)	$—
Customer relationships	1,451	(1,193)	258
Distribution network	2,000	(2,000)	—
Total intangible assets	$56,569	$(56,311)	$258

Total amortization expense recorded for acquisition-related intangible assets was $0.3 million, $0.4 million and $1.4 million for the years ended January 31, 2025, 2024, and 2023, respectively.

No impairments of acquired intangible assets were recorded during the years ended January 31, 2025 and January 31, 2024. We wrote-off fully amortized intangibles in the amount of $1.5 million and $10.9 million during the years ended January 31, 2025 and January 31, 2024, respectively. We recorded $0.7 million of impairments for certain acquired technology assets for the year ended January 31, 2023. These impairments are reflected in both software cost of revenue and selling, general and administrative expenses of $0.6 million and $0.1 million, respectively.

The change in the net carrying amount of goodwill activity for the years ended January 31, 2025 and 2024 was as follows:

(in thousands)	Amount
Goodwill at January 31, 2023	$126,487
Foreign currency translation	76
Goodwill at January 31, 2024	$126,563
Foreign currency translation	(415)
Goodwill at January 31, 2025	$126,148

No goodwill impairment was identified for the years ended January 31, 2025, 2024 and 2023.